EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.3%
	AUSTRALIA — 5.8%
470,000	Evolution Mining Ltd.	$1,061,622
85,000	Newcrest Mining Ltd.	1,338,569
180,000	Northern Star Resources Ltd.	1,594,551
50,000	Sonic Healthcare Ltd.	1,114,562
630,000	Telstra Group Ltd.	1,814,357
		6,923,661
	BRAZIL — 4.1%
700,000	Ambev S.A. - ADR	1,862,000
550,000	Banco Bradesco S.A. - ADR	1,534,500
150,000	Itau Unibanco Holding S.A. - ADR	747,000
40,000	Vale S.A. - ADR	747,200
		4,890,700
	CANADA — 17.5%
220,000	Alamos Gold, Inc. - Class A	2,428,800
200,000	Algonquin Power & Utilities Corp.	1,457,989
22,000	Bank of Nova Scotia	1,190,937
191,000	Barrick Gold Corp.	3,734,050
10,000	BCE, Inc.	472,719
60,000	Canadian Utilities Ltd. - Class A	1,667,518
400,000	Equinox Gold Corp. *	1,820,000
800,000	IAMGOLD Corp. *	2,248,000
15,000	Nutrien Ltd.	1,241,850
50,000	Power Corp. of Canada	1,356,155
526,000	Yamana Gold, Inc.	3,171,780
		20,789,798
	CHILE — 0.7%
50,000	Cia Cervecerias Unidas S.A. - ADR	780,500
	FINLAND — 0.9%
75,000	Fortum Oyj	1,126,468
	FRANCE — 10.5%
40,000	Bouygues S.A.	1,315,068
35,000	Danone S.A.	1,914,383
206,000	Engie S.A.	2,915,982
15,000	Sanofi	1,462,329
10,000	Societe BIC S.A.	725,158
40,000	TotalEnergies S.E. - ADR	2,481,600

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
55,000	Veolia Environnement S.A.	$1,625,245
		12,439,765
	GERMANY — 7.2%
19,000	BASF S.E.	1,082,409
55,000	Bayer A.G.	3,408,350
130,000	E.ON S.E.	1,411,372
10,000	Henkel A.G. & Co. KGaA	711,024
15,000	Mercedes-Benz Group A.G.	1,111,383
7,000	SAP S.E.	824,810
		8,549,348
	ITALY — 2.6%
300,000	Enel S.p.A.	1,758,317
85,000	Eni S.p.A.	1,306,327
		3,064,644
	NEW ZEALAND — 1.4%
2,600,000	Kiwi Property Group Ltd.	1,605,042
	NORWAY — 5.1%
42,794	Aker BP A.S.A.	1,299,906
55,000	Equinor A.S.A. - ADR	1,673,650
150,000	Norsk Hydro A.S.A.	1,207,322
180,000	Telenor A.S.A.	1,881,762
		6,062,640
	SINGAPORE — 4.5%
50,000	DBS Group Holdings Ltd.	1,362,080
1,200,000	Singapore Telecommunications Ltd.	2,292,586
4,000,000	Starhill Global REIT - REIT	1,735,424
		5,390,090
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	1,060,500
	SPAIN — 6.2%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,405,305
55,000	Endesa S.A.	1,092,466
104,489	Iberdrola S.A.	1,220,628
85,000	Repsol S.A.	1,394,488
578,064	Telefonica S.A.	2,191,465
		7,304,352

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 1.9%
20,000	Novartis A.G. - ADR	$1,812,400
1,500	Roche Holding A.G.	467,367
		2,279,767
	UNITED KINGDOM — 17.0%
75,000	BP PLC - ADR	2,717,250
111,000	British American Tobacco PLC - ADR	4,272,390
55,000	GSK PLC	1,939,300
520,000	John Wood Group PLC *	908,766
18,000	Reckitt Benckiser Group PLC	1,280,483
60,000	Shell PLC - ADR	3,528,600
40,000	Unilever PLC - ADR	2,044,000
3,000,000	Vodafone Group PLC	3,444,212
		20,135,001
	UNITED STATES — 4.0%
40,000	Newmont Corp.	2,117,200
25,000	Philip Morris International, Inc.	2,606,000
		4,723,200
	TOTAL COMMON STOCKS
	(Cost $104,867,753)	107,125,476

Number of Shares
	SHORT-TERM INVESTMENTS — 8.2%
9,666,944	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.119% [1]	9,666,944
	Total Short-Term Investments
	(Cost $9,666,944)	9,666,944
	TOTAL INVESTMENTS — 98.5%
	(Cost $114,534,697)	116,792,420
	Other Assets in Excess of Liabilities — 1.5%	1,805,492
	TOTAL NET ASSETS — 100.0%	$118,597,912

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.